LOSS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of Loss Per Ordinary Share
The following table summarizes information related to the computation of basic and diluted loss per ordinary share for the years indicated:

	Year ended December 31,
	2017	2016	2015
	$ in thousand
Loss attributable to ordinary shares	2,159	1,688	201

	Shares
Weighted average number of ordinary shares used in
basic and diluted loss per ordinary share calculation	11,505,260	8,494,658	7,605

	$
Continued operations (in $)
Basic and diluted loss per ordinary share	0.19	0.20	-
Discontinued operation (in $)
Basic and diluted loss per ordinary share	-	-	26.43